Commitments and Contingencies (Details)		Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 ₪ / shares
Commitments and Contingencies [Line Items]
Ordinary shares, par value | ₪ / shares		₪ 1		₪ 1
Matrix [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement		5,263,615	5,263,615
Formula's Series A Secured Debentures	[1]	2,435,911	2,435,911
Ordinary shares, par value | ₪ / shares		₪ 1.0
Magic [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement		2,117,143	2,117,143
Formula's Series A Secured Debentures	[1]	2,338,483	2,338,483
Ordinary shares, par value | ₪ / shares		₪ 0.1
Sapiens [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement		1,410,533	1,410,533
Formula's Series A Secured Debentures	[1]	1,260,266	1,260,266
Ordinary shares, par value | € / shares			€ 0.01

[1]	In January 2018, following the private placement of additional NIS 150 million par value Series A Secured Debentures, Formula pledged additional 1,692,954 shares of Matrix and 3,487,198 shares of Magic (See Note 15).